Background information of business and organization	6 Months Ended
Jun. 30, 2014
Background information of business and organization [Abstract]
Background information of business and organization

1. Background information of business and organization

Xinyuan Real Estate Co. Ltd. (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in residential real estate development and the provision of property management services. The Group's operations are conducted mainly in the People's Republic of China (“PRC”). In 2012, the Group expanded its business into the U.S. residential real estate market and established Vista Sierra, LLC, XIN Irvine, LLC and 421 Kent Development, LLC to acquire three projects in Reno, Nevada, Irvine, California and Brooklyn, New York, respectively. On April 6, 2012 and September 25, 2012, Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. and Henan Wanzhong Real Estate Co., Ltd., subsidiaries of the Company, were liquidated, respectively. On October 18, 2013, Kunshan Xinyuan Real Estate Co., Ltd. (“Kunshan Xinyuan”) acquired a 100% equity interest in Jiangsu Jiajing Real Estate Co., Ltd. On January 27, 2014, Xinyuan (China) Real Estate, Ltd. acquired a 100% equity interest in Sanya Beida Science and Technology Industrial Development Co., Ltd. (“Sanya Beida”). On April 11, 2014, Kunshan Xinyuan acquired a 100% equity interest in Shanghai Junxin Real Estate Co., Ltd. (Shanghai Junxin). The Sanya Beida and Shanghai Junxin acquisitions were accounted for as asset acquisitions. Pursuant to the Share Transfer Agreement entered into by Kunshan Xinyuan and CITIC Trust Co., Ltd. (“CITIC”) on May 27, 2014, 49% of the equity interest in Shanghai Junxin was transferred to CITIC. Pursuant to the Share Transfer Agreement entered into by Shandong Xinyuan and Shenzhen Pingan Dahua Huitong Wealth Management Co., Ltd. (“Pingan”) on June 24, 2014, 5% of the equity interest in Jinan Wanzhou was transferred to Pingan.

As of June 30, 2014, subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500,000	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000,000	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	100%	Investment holding company

Xinyuan Real Estate, Ltd. (“Xinyuan”)	Cayman Islands January 27, 2006	US$	50,000,000	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10,000	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50,000	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	100%	Real estate development

XIN Development Management East, LLC	United States August 28, 2012	US$	1,000	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1,000	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1,000	100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000,000	100%	Investment holding company

Zhengzhou Yasheng Construction Material Co., Ltd.	The PRC October 22, 2013	US$	50,000,000	100%	Sales of construction material

Zhengzhou Jiasheng Real Estate Co., Ltd	The PRC December 2, 2013	US$	60,000,000	100%	Real estate development

Zhengzhou Yusheng Landscape Design Co., Ltd.	The PRC December 25, 2013	US$	70,000,000	100%	Landscaping engineering and management

Xinyuan (China) Real Estate, Ltd. (“WFOE”)	The PRC April 10, 2006	US$	307,000,000	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	The PRC May 19, 1997	RMB	200,000,000	100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	The PRC February 9, 2006	RMB	10,000,000	100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd.	The PRC June 2, 2006	RMB	300,000,000	100%	Real estate development

Xinyuan Property Service Co., Ltd.	The PRC December 28, 1998	RMB	50,000,000	100%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	The PRC February 17, 2004	RMB	2,000,000	100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	The PRC May 26, 2004	RMB	2,000,000	100%	Installation of intercom systems

Henan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Henan Wanzhuo”)	The PRC December 29, 2011	RMB	20,000,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd. (“Suzhou Xinyuan”)	The PRC November 24, 2006	RMB	200,000,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	The PRC December 7, 2006	RMB	50,000,000	100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities

Subsidiary companies:
Kunshan Xinyuan Real Estate Co., Ltd.	The PRC January 31, 2008	RMB	200,000,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	The PRC June 12, 2007	RMB	220,000,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	The PRC November 09, 2009	RMB	200,000,000	100%	Real estate development

Henan Jiye Real Estate Co., Ltd.	The PRC November 15, 2009	RMB	50,000,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd. (“Beijing Wanzhong”)	The PRC March 4, 2008	RMB	900,000,000	100%	Real estate development

Beijing Heju Construction Material Co. Ltd.	The PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	The PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. (“Jiantou Xinyuan”)	The PRC June 13, 2005	RMB	10,000,000	100%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	The PRC March 8, 2012	RMB	30,000,000	100%	Real estate consulting services

Henan Xinyuan Priority Commercial Management Co., Ltd.	The PRC August 10, 2012	RMB	2,000,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (“Suzhou Xinyuan”)	The PRC September 20, 2012	RMB	200,000,000	100%	Real estate development

Beijing Xinyuan Jiye Real Estate Co., Ltd.	The PRC February 17, 2013	RMB	200,000,000	100%	Real estate development

Jiangsu Jiajing Real Estate Co., Ltd.	The PRC March 28, 2005	RMB	150,000,000	100%	Real estate development

Beijing XIN Media Co., Ltd.	The PRC July 10, 2013	RMB	10,000,000	100%	Culture and Media services

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities

Xingyang Xinyuan Real Estate Co., Ltd. (“Xingyang Xinyuan”)	The PRC July 25, 2013	RMB	200,000,000	100%	Real estate development

APEC Construction Investment (Beijing) Co., Ltd.	The PRC August 1, 2013	RMB	100,000,000	100%	Dormant

Zhengzhou Shengdao Real Estate Co., Ltd.	The PRC October 14, 2013	RMB	20,000,000	100%	Real estate development

Beijing Xinxiang Huicheng Decoration Co., Ltd.	The PRC October 18, 2013	RMB	10,000,000	100%	Property decoration services

Xinrongji (Beijing) Investment Co., Ltd.	The PRC December 25, 2013	RMB	100,000,000	100%	Dormant

Sanya Beida Science and Technology Industrial Development Co., Ltd. *	The PRC January 10, 2014	RMB	200,000,000	100%	Real estate development

Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd.	The PRC February 21, 2014	RMB	50,000,000	100%	Real estate development

Changsha Xinyuan Wanzhuo Real Estate Co., Ltd.	The PRC April 3, 2014	RMB	100,000,000	100%	Real estate development

Kunming Huaxia Xinyuan Real Estate Co., Ltd.	The PRC May 27, 2014	RMB	100,000,000	80%	Real estate development

Zhengzhou Hengsheng Real Estate Co., Ltd.	The PRC June 19, 2014	RMB	20,000,000	100%	Real estate development
VIEs:
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. **(“Jinan Wanzhuo”)	The PRC December 4, 2013	RMB	300,000,000	95%	Real estate development

Shanghai Junxin Real Estate Co., Ltd. *** (“Shanghai Junxin”)	The PRC January 16, 2014	RMB	5,000,000	51%	Real estate development

*

Acquired on January 27, 2014

**

Jinan Wanzhuo was a wholly owned subsidiary under the voting interest model as of December 31, 2013. It became a VIE on June 24, 2014
***
Acquired on April 11, 2014

Equity holdings remained unchanged throughout the six months ended June 30, 2014.